Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies
Schedule of consolidated financial statement balances and amounts of the Group's VIEs

	As of December 31,
	2024	2025
	US$	US$
ASSETS
Cash and cash equivalents	947,586	582,328
Restricted cash	200	205
Accounts receivable, net	63,482	64,899
Prepaid expense and other assets	1,001,666	658,004
Long-term investments	—	—
Property and equipment, net	—	45,220
Operating lease right-of-use assets	49,446	165,651
Other non-current assets	—	39,592
Total Assets	2,062,380	1,555,899
LIABILITIES
Accounts payable	769,037	82,242
Short-term borrowings	—	2,062,941
Accrued salary and benefits	49,609	37,169
Accrued expenses and other current liabilities	416,983	226,214
Deferred revenue	9,013	1,700
Operating lease liabilities, current	45,492	77,893
Operating lease liabilities, non-current	—	88,538
Total Liabilities	1,290,134	2,576,697

	For the years ended
	December 31,
	2023	2024	2025
	US$	US$	US$
Net revenues	5,752,574	1,865,207	813,477
Income from operations	93,144	417,363	355,195
Net income	59,026	417,850	313,806
Net cash (used in) provided by operating activities	(2,990,648)	(3,549,178)	104,283
Net cash provided by (used in) investing activities	273,659	—	(55,524)
Net cash (used in) provided by financing activities	(1,948,205)	2,727,532	1,449,141

Schedule of estimated useful lives by major asset category

Electronic equipment	3 years
Office equipment and furniture	3 - 5 years
Motor vehicles	5 years
Leasehold improvements	Shorter of the lease term or expected useful life

Schedule of revenue based on revenue streams

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Revenue:
In-app purchase revenues	6,470,995	19,510,797	14,064,545
Advertising revenue	22,822,094	8,760,291	6,605,671
Other revenues	2,683,179	2,047,728	1,042,504
Total	31,976,268	30,318,816	21,712,720

Schedule of revenues generated by geographic location of customers' headquarters

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
PRC	11,656,321	3,171,639	1,161,572
USA	17,373,071	26,038,523	19,841,872
Others	2,946,876	1,108,654	709,276
Total	31,976,268	30,318,816	21,712,720

Schedule of movements in accounts receivable and deferred revenue

	Accounts Receivable	Deferred Revenue
	US$	US$
Opening Balance as of January 1, 2024	2,334,607	643,997
(Decrease) increase, net	525,930	358,582
Ending Balance as of December 31, 2024	2,860,537	1,002,579
(Decrease) increase, net	(1,057,638)	(304,913)
Ending Balance as of December 31, 2025	1,802,899	697,666

Schedule of maturities of lease liabilities

As of December 31,
2025
US$
2025	309,699
Total lease payment	309,699
Less: imputed interest	(16,252)
Total lease liability balance	293,447
Less: Operating lease liabilities, current	(137,339)
Long-term operating lease liabilities	156,108

Schedule of future minimum lease payments under non-cancelable operating lease agreements based on ASC 840

As of December 31,
2025
US$
2026	170,114
2027	148,655
2028	12,388
Total lease commitment	331,157

Schedule of concentration risk

	For the years ended
	December 31,
	2023		2024		2025
	US$	%	US$	%	US$	%
Company A	4,862,217	15.21%	*	*	2,876,424	13.25%
Company B	4,453,331	13.93%	12,626,521	41.65%	8,959,954	41.27%
Company C	3,628,882	11.35%	*	*	*	*
Company D	*	*	6,801,056	22.43%	5,076,916	23.38%

*   Less than 10%.

	As of December 31,
	2024		2025
	US$	%	US$	%
Company A	*	*	192,954	10.70%
Company B	1,311,926	45.86%	866,305	48.05%
Company D	393,620	13.76%	339,680	18.84%
Company E	307,987	10.77%	*	*

*   Less than 10%.

	For the years ended December 31,
	2023		2024		2025
	US$	%	US$	%	US$	%
Company A	8,345,027	47.21%	4,993,977	33.17%	5,799,815	59.31%
Company F	3,349,826	18.95%	8,497,678	56.44%	2,763,155	28.26%
Company G	2,098,906	11.88%	*	*	*	*

*   Less than 10%.

	As of December 31,
	2024		2025
	US$	%	US$	%
Company A	859,102	24.83%	703,870	32.20%
Company F	1,370,430	39.60%	562,871	25.75%
Company H	390,553	11.29%	399,421	18.27%

*   Less than 10%.